Discontinued operations and assets and liabilities held for sale (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 20, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019	Dec. 31, 2016
Disclosure of Non-current Assets Held for Sale and Discontinued Operations [Line Items]
Consideration paid (received)	$ 611
Gain on remeasurement or disposal		$ (85)	$ 0		$ 0
Details of net assets disposed of:
Cash and cash equivalents, net of bank overdrafts		1,291	783		617			$ 932
Trade and other receivables, net		993	1,121
Current tax assets		9	14
Property, plant and equipment		3,277	3,021		2,923
Trade and other payables		(975)	(1,163)
Lease liabilities							$ (390)
Deferred tax liabilities		(1,025)	(922)
Employee benefits		(1,082)	(1,219)
Net assets		1,977	1,626
Loss on disposal		(85)	0		0
Results of discontinued operations
Revenue		547	601		579
Expenses		(533)	(539)		(545)
Profit (loss) before income tax		14	62		34
Income tax benefit (expense)		(6)	(38)		(16)
Profit (loss) from discontinued operations prior to gain on disposal		8	24		18
Gain (loss) on disposal		(85)	0		0
Tax benefit (expense) on disposal		0	0		0
Gain (loss) on disposal, net of tax		(85)	0		0
Profit (loss) from discontinued operations		(77)	24	[1]	18	[1]
Cash flows from (used in) discontinued operations
Net cash from (used in) operating activities		67	97		98
Net cash from (used in) investing activities		(42)	(34)		(28)
Net cash from (used in) financing activities		(6)	(1)		(1)
Net cash from (used in) discontinued operations		19	62		$ 69
Assets held for sale		11	$ 5
Discontinued operations
Disclosure of Non-current Assets Held for Sale and Discontinued Operations [Line Items]
Gain on remeasurement or disposal		(85)
Cash proceeds received		611
Disposal costs		(8)
Net proceeds received		603
Details of net assets disposed of:
Cash and cash equivalents, net of bank overdrafts		9
Trade and other receivables, net		84
Inventories		76
Current tax assets		5
Property, plant and equipment		206
Intangible assets		422
Lease liabilities		5
Trade and other payables		(92)
Lease liabilities		(25)
Deferred tax liabilities		(36)
Employee benefits		(17)
Provisions		(3)
Other liabilities		(2)
Net assets		632
Loss on sale before reclassification of foreign currency translation reserve		(29)
Reclassification of foreign currency translation reserve		(56)
Loss on disposal		(85)
Results of discontinued operations
Gain (loss) on disposal		(85)
North America and Japan
Disclosure of Non-current Assets Held for Sale and Discontinued Operations [Line Items]
Gain on remeasurement or disposal		(85)
Details of net assets disposed of:
Loss on disposal		(85)
Results of discontinued operations
Gain (loss) on disposal		(85)
Cash flows from (used in) discontinued operations
Impairment loss recognised in profit or loss, goodwill		$ 33

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.